Cover	Nov. 29, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 27, 2024
Entity Registrant Name	SILVER STAR PROPERTIES REIT, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-41786
Entity Tax Identification Number	26-3455189
Entity Address, Address Line One	2909 Hillcroft, Suite 420
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77057
City Area Code	(713)
Local Phone Number	467-2222
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001446687